Organization and Operations	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Notes to Financial Statements
Organization and Operations

Note 1 - Organization and Operations

Koffee Korner’s Inc. (Texas)

Koffee Korner’s Inc. (“Koffee Korner’s Texas” or “Predecessor”) was incorporated on July 7, 2003 under the laws of the State of Texas. Koffee Korner’s Texas purchases and roasts high-quality whole bean coffees that it sells, along with handcrafted coffee and tea beverages and a variety of fresh food items, through its retail store in Houston, Texas.

Koffee Korner Inc. (Delaware)

Koffee Korner Inc. (“Koffee Korner Delaware” or the “Company”) was incorporated on January 30, 2012 under the laws of the State of Delaware for the sole purpose of acquiring all of the issued and outstanding capital of Koffee Korner’s Texas. Upon formation, the Company issued an aggregate of 10,000,000 shares of the newly formed corporation’s common stock to the sole stockholder of Koffee Korner’s Texas for all of the issued and outstanding capital of Koffee Korner’s Texas. No value was given to the stock issued by the newly formed corporation.  Therefore, the shares were recorded to reflect the $.0001 par value and paid in capital was recorded as a negative amount of ($1,000).   The acquisition process utilizes the capital structure of the Company and the assets and liabilities of Koffee Korner’s Texas, which are recorded at historical cost.

The Company applied paragraph 505-10-S99-3 of the FASB Accounting Standards Codification (formerly Topic 4B of the Staff Accounting Bulletins (“SAB”)(“SAB Topic 4B”)) issued by the U.S. Securities and Exchange Commission (the “SEC”), by reclassifying the Koffee Korner’s Texas’s capital account of $15,247 and undistributed earnings $21,026 as of January 30, 2012 to additional paid-in capital.

The accompanying consolidated financial statements have been prepared as if the Company had its corporate capital structure as of the first date of the first period presented.

Note 1 - Organization and Operations

Koffee Korner’s Inc. (Texas)

Koffee Korner’s Inc. (“Koffee Korner’s Texas” or “Predecessor”) was incorporated on July 7, 2003 under the laws of the State of Texas. Koffee Korner’s Texas purchases and roasts high-quality whole bean coffees that it sells, along with handcrafted coffee and tea beverages and a variety of fresh food items, through its retail store in Houston, Texas.

Koffee Korner Inc. (Delaware)

Koffee Korner Inc. (“Koffee Korner Delaware” or the “Company”) was incorporated on January 30, 2012 under the laws of the State of Delaware for the sole purpose of acquiring all of the issued and outstanding capital of Koffee Korner’s Texas. Upon formation, the Company issued an aggregate of 10,000,000 shares of the newly formed corporation’s common stock to the sole stockholder of Koffee Korner’s Texas for all of the issued and outstanding capital of Koffee Korner’s Texas. No value was given to the stock issued by the newly formed corporation.  Therefore, the shares were recorded to reflect the $.0001 par value and paid in capital was recorded as a negative amount of ($1,000).   The acquisition process utilizes the capital structure of the Company and the assets and liabilities of Koffee Korner’s Texas, which are recorded at historical cost.

The Company applied paragraph 505-10-S99-3 of the FASB Accounting Standards Codification (formerly Topic 4B of the Staff Accounting Bulletins (“SAB”)(“SAB Topic 4B”)) issued by the U.S. Securities and Exchange Commission (the “SEC”), by reclassifying the Koffee Korner’s Texas’s capital account of $15,247 and undistributed earnings $21,026 as of January 30, 2012 to additional paid-in capital.

The accompanying consolidated financial statements have been prepared as if the Company had its corporate capital structure as of the first date of the first period presented.